UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):
       [_] is a restatement.
       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Modern Capital Advisors, LLC
Address:    45 Rockefeller Plaza, 31st Floor
            New York, New York 10111

Form 13F File Number: 28-13427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dennis J. Mykytyn
Title: Managing Member
Phone: (212) 531-5600

Signature, Place, and Date of Signing:

 /s/ Dennis J. Mykytyn        New York, New York            05/12/2009
------------------------  ------------------------  --------------------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            23

Form 13F Information Table Value Total:    44,967,000


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         Modern Capital Advisors, LLC
                            Form 13F Holdings Report
                                March 31, 2009


Name Of Issuer                  Title of Class        Cusip      Value   Shr/Prn  SH PRN   PUT CALL   Investment   Other      Sole
                                                      Number    (x1000)   Amount                      Discretion   Managers
PENN WEST ENERGY TRUST          COMMON STOCKS        707885109      285     30000 SH                  Sole                   30000
AMERICAN CAPITAL AGENCY CORP    NASDAQ OTC ISSUES    02503X105     5593    326862 SH                  Sole                  326862
AMERICAN CAPITAL LTD            NASDAQ OTC ISSUES    02503Y103       94     50000 SH                  Sole                   50000
ANNALY CAPITAL MANAGEMENT INC   COMMON STOCKS         35710409     2970    214098 SH                  Sole                  214098
ANWORTH MORTGAGE ASSET CP       COMMON STOCKS         37347101     5223    852101 SH                  Sole                  852101
APOLLO INVESTMENT CORPORATION   NASDAQ OTC ISSUES    03761U106      418    120000 SH                  Sole                  120000
ARES CAPITAL CORPORATION        NASDAQ OTC ISSUES    04010L103      387     80000 SH                  Sole                   80000
BEST BUY COMPANY  INC           COMMON STOCKS         86516101     4176    110000 SH                  Sole                  110000
BLACKROCK INSURED MUNICIPAL     COMMON STOCKS         92474105      292     28412 SH                  Sole                   28412
CAPSTEAD MORTGAGE CORP          COMMON STOCKS        14067E506     6250    581935 SH                  Sole                  581935
CAPSTEAD MORTGAGE CORP-$1.26    PREFERRED STOCKS     14067E308      873     66410 SH                  Sole                   66410
CHIMERA INVESTMENT CORPORATION  COMMON STOCKS        16934Q109     1481    440766 SH                  Sole                  440766
CITIGROUP INC                   COMMON STOCKS        172967101      278    110000 SH                  Sole                  110000
DANVERS BANCORP INC             NASDAQ OTC ISSUES    236442109      552     40000 SH                  Sole                   40000
DYNEX CAPITAL INC               COMMON STOCKS        26817Q506      851    121256 SH                  Sole                  121256
GLOBAL SHIP LEASE               COMMON STOCKS        Y27183105      116     57276 SH                  Sole                   57276
HATTERAS FINANCIAL CORP         COMMON STOCKS        41902R103     8051    322182 SH                  Sole                  322182
MARKET VECTORS ETF TR           NASDAQ OTC ISSUES    57060U878      920     35000 SH                  Sole                   35000
PUTNAM MANAGED MUNICIPAL        COMMON STOCKS        746823103       82     15000 SH                  Sole                   15000
PUTNAM MUN OPPORTUNITIES TR     COMMON STOCKS        746922103      150     16000 SH                  Sole                   16000
REDWOOD TRUST INC               COMMON STOCKS        758075402     4172    271826 SH                  Sole                  271826
SPDR GOLD TRUST                 COMMON STOCKS        78463V107     1354     15000 SH                  Sole                   15000
STREETTRACKS SER TR             COMMON STOCKS        78464A789      399     20000 SH                  Sole                   20000